Loss per share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Loss per share
12.	Loss per share

Basic loss per share is computed using the weighted-average number of outstanding shares during the period. Diluted loss per share is computed using the weighted-average number of outstanding shares and excludes all potential shares outstanding during the period, as their inclusion would be anti-dilutive. The Group’s potential shares consist of incremental shares issuable upon the assumed exercise of share options and warrants, and the incremental shares issuable upon the assumed vesting of unvested share awards. The calculation of loss per share is as follows (in thousands):

	2017	2018	2019
In $ except share and per share data
Basic and diluted
Loss attributable to equity holders of the parent	$(112,275)	$(155,575)	$(385,297)
Shares used in calculation
Weighted-average shares outstanding	223,465,734	264,432,214	318,843,239
Basic and diluted loss per share attributable to owners of the parent	$(0.50)	$(0.59)	$(1.21)

Potential dilutive securities that are not included in the diluted per share calculations because they would be anti-dilutive are as follows (in thousands):

	2017	2018	2019
Employee options	6,675	14,649	9,105
Warrants	3,303	125	-
Contingently issuable shares	994	-	-